Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 — SUBSEQUENT EVENT

The Company has evaluated subsequent events through May 13, 2026, the date the financial statements were issued and filed with the U.S. Securities and Exchange Commission. Based on the Company’s evaluation, except as disclosed in the financial statements, no other event has occurred requiring adjustment or disclosure in the notes to the consolidated financial statements.

On April 8, 2026, the Company announced that a 1-for-30 reverse stock split of its Class A and Class B ordinary shares, which is expected to become effective at the open of business on April 13, 2026. Upon effectiveness, every thirty Class A ordinary shares with a par value of US$0.00000125 each will be consolidated into one Class A ordinary share with a par value of US$0.0000375, and every thirty Class B ordinary shares with a par value of US$0.00000125 each will be consolidated into one Class B ordinary share with a par value of US$0.0000375, reducing outstanding Class A shares from approximately 18,897,500 to approximately 629,942 and outstanding Class B shares from approximately 16,000,000 to approximately 533,334, with no fractional shares issued and any fractional shares rounded up to the next whole post-split share. Concurrently, the Company amended its Memorandum of Association to proportionately reduce the number of authorized ordinary shares to 2,083,333,334, comprising 1,666,666,667 Class A ordinary shares and 416,666,667 Class B ordinary shares, and to change the par value of post-reverse stock split ordinary shares to US$0.0000375 per share. The effects of the 1-for-30 reverse stock split have been retrospectively applied to the consolidated financial statements for fiscal years 2025, 2024 and 2023.